Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Adjusted Balance [member]	Share capital [member]	Share capital [member] Adjusted Balance [member]	IFRS translation reserve [member]	IFRS translation reserve [member] Adjusted Balance [member]	IAS 19 reserve [member]	IAS 19 reserve [member] Adjusted Balance [member]	Other reserves [member]	Other reserves [member] Adjusted Balance [member]	Retained earnings [member]	Retained earnings [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Retained earnings [member] Adjusted Balance [member]	Attributable to Owners of the Company [member]	Attributable to Owners of the Company [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member]	Attributable to Owners of the Company [member] Adjusted Balance [member]	Attributable to Non-controlling interests [member]	Attributable to Non-controlling interests [member] Adjusted Balance [member]
Equity, beginning balance at Dec. 31, 2017	€ 104,534	€ (37)	€ 104,497	€ 54,853	€ 54,853	€ 5,055	€ 5,055	€ (116)	€ (116)	€ 11,459	€ 11,459	€ 31,244	€ (37)	€ 31,207	€ 102,495	€ (37)	€ 102,458	€ 2,039	€ 2,039
Dividends distribution	(453)																	(453)
Capital contribution	194																	194
Profit/(loss) for the year	33,119											33,289			33,289			(170)
Other comprehensive income/(loss) for the year	824					227		573							800			24
Equity, ending balance at Dec. 31, 2018	138,181			54,853		5,282		457		11,459		64,496			136,547			1,634
Capital contribution	346																	346
Profit/(loss) for the year	(33,680)											(33,370)			(33,370)			(310)
Other comprehensive income/(loss) for the year	(29)					564		(615)							(51)			22
Equity, ending balance at Dec. 31, 2019	104,818			54,853		5,846		(158)		11,459		31,126			103,126			1,692
Dividends distribution	(388)																	(388)
Profit/(loss) for the year	(24,906)											(24,678)			(24,678)			(228)
Other comprehensive income/(loss) for the year	(4,160)					(3,892)		(212)							(4,104)			(56)
Equity, ending balance at Dec. 31, 2020	€ 75,364			€ 54,853		€ 1,954		€ (370)		€ 11,459		€ 6,448			€ 74,344			€ 1,020